Subsequent Events (Details)				1 Months Ended				2 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended
	May 31, 2019 USD ($)	May 17, 2019	Mar. 20, 2018	May 03, 2019 USD ($)	Dec. 31, 2018 shares	Nov. 30, 2018 USD ($) shares	May 17, 2018	Nov. 30, 2018	Nov. 14, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($) ft²	Apr. 30, 2019 USD ($)
Subsequent Events (Textual)
Cash gross proceeds									$ 45,000
Unsecured loan									$ 100,000	$ 528,000	$ 528,000	$ 283,000
Percentage vote of common stock						5.00%			5.00%
Stock options, granted | shares					175,000	175,000
Vesting period					3 years	3 years
Gross proceeds						$ 5			$ 5			5,000,000
Monthly rent										$ 14,289	$ 19,052	$ 4,763
Area of Land | ft²												5,196
Lease expires												Oct. 31, 2019
Unsecured Loans [Member]
Subsequent Events (Textual)
Maturity date of promissory note			Mar. 20, 2019				May 17, 2019
Subsequent Event [Member] | Unsecured Loans [Member]
Subsequent Events (Textual)
Maturity date of promissory note	Jun. 30, 2019	May 17, 2019
Promissory notes	$ 75,000												$ 79,000
Outstanding loan amount	$ 75,000
Private Placement [Member]
Subsequent Events (Textual)
Purchase agreement, description								The Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses.
2019 Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Gross proceeds from issuance of units				$ 453,000